CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
ASSETS:
TOTAL ASSETS	$ 31,685,496	$ 80,476,159
LIABILITIES:
Accrued expenses and other current liabilities	1,142,507	1,149,599
Note payable		20,000,000
TOTAL LIABILITIES	14,413,971	32,375,270
SHAREHOLDERS' EQUITY:
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 50,016,457 and 49,984,223 shares issued, 48,850,574 and 48,818,340 shares outstanding as of March 31, 2021 and 2020, respectively.)	5,002	4,999
Additional paid-in capital	60,615,048	60,559,583
Treasury stock	(3,988,370)	(3,988,370)
Retained earnings	(36,256,612)	(1,429,623)
Accumulated other comprehensive loss	(3,103,543)	(7,045,700)
TOTAL SHAREHOLDERS' EQUITY	17,271,525	48,100,889
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 31,685,496	$ 80,476,159
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	50,016,457	49,984,223
Ordinary shares, shares outstanding (in shares)	48,850,574	48,818,340
Parent Company | Reportable Legal Entities
ASSETS:
Cash	$ 1,483,484	$ 1,709,149
Prepayment and other assets	160,450	5,795
Investments in subsidiaries, VIEs and VIEs' subsidiaries	30,793,763	66,588,445
TOTAL ASSETS	32,437,697	68,303,389
LIABILITIES:
Accrued expenses and other current liabilities	161,882	202,500
Note payable	10,000,000	20,000,000
Due to related party	5,004,290
TOTAL LIABILITIES	15,166,172	20,202,500
SHAREHOLDERS' EQUITY:
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 50,016,457 and 49,984,223 shares issued, 48,850,574 and 48,818,340 shares outstanding as of March 31, 2021 and 2020, respectively.)	5,002	4,999
Additional paid-in capital	49,330,571	60,559,583
Treasury stock	(3,988,370)	(3,988,370)
Retained earnings	(26,760,239)	(1,429,623)
Accumulated other comprehensive loss	(1,315,439)	(7,045,700)
TOTAL SHAREHOLDERS' EQUITY	17,271,525	48,100,889
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 32,437,697	$ 68,303,389
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	50,016,457	49,984,223
Ordinary shares, shares outstanding (in shares)	48,850,574	48,818,340